Commitments	3 Months Ended
Mar. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments

10. Commitments:

The Company leases office facilities in Netanya, Israel. This office facility is leased under operating lease agreements.

During the year ended December 31, 2020, the Company signed a five-year lease for a facility in Vancouver, Canada, commencing April 1, 2020 and ending March 2024. During the year ended December 31, 2024, the lease on the Vancouver office expired and was not renewed. The Company previously accounted for the lease in accordance with ASU 2016-02 (Topic 842) and recognized a right-of-use asset and operating lease liability.

The Netanya, Israel operating lease expired on July 14, 2017, but unless 3 months’ notice is given it automatically renews for a future 12 months until notice is given. During the year ended December 31, 2024, the lease was extended for a further 12 months. The renewal of this lease is uncertain, hence the Company has accounted for this lease as a short-term lease.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended March 31, 2025 and 2024

(Unaudited)

10.	Commitments: (Continued)

Minimum lease payments under these leases are approximately as follows:

2025	$37,433

The Company paid rent expense totaling $17,648 for the quarter ended March 31, 2025 (March 31, 2024 - $30,993).

The Company has the following management consulting agreements with related parties.

Company	Person	Role	Annual amount
T.M. Williams (ROW), Inc.	T. M. Williams	Chairman	$164,800
Bromley Accounting Services Ltd.	H. W. Bromley	CFO	CAD$221,450
Farcast Operations Inc.	T. H. Williams	VP Product	CAD$247,200

As at March 31, 2025, the Company had a number of renewable license commitments with large brands, including, Mr. Men and Little Miss. These agreements have commitments to pay royalties on the revenue from the licenses subject to the minimum guarantee payments. As at As at March 31, 2025, there were no further minimum guarantee payments commitments.

The Company expensed the minimum guarantee payments over the life of the agreement and recognized license expense of $38 (March 31, 2024 - $4,123) for the quarter ended March 31, 2025.